Vessels, net and Vessel held for sale (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 30, 2024	Apr. 25, 2024	Jun. 30, 2024	Jun. 30, 2023	Apr. 30, 2024
Net Book Value [Abstract]
Beginning balance			$ 71,100
Ending balance	$ 49,452		49,452
Vessels [Abstract]
Impairment loss	0		1,087	$ 0
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance			83,144
Transfer to Vessel held for sale			(22,024)
Ending balance	61,120		61,120
Accumulated Depreciation [Abstract]
Beginning balance			(12,044)
Transfer to Vessel held for sale			3,164
Depreciation for the period			(2,788)
Ending balance	(11,668)		(11,668)
Net Book Value [Abstract]
Beginning balance			71,100
Transfer to Vessel held for sale			(18,860)
Depreciation for the period			(2,788)
Ending balance	49,452		$ 49,452
Baltimore [Member]
Vessels [Abstract]
Sale price					$ 18,250
Impairment loss	$ 0	$ 1,087